OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER OPERATING INCOME (EXPENSES)
Recovered expenses and fines	[1]	R$ 606,088	R$ 1,097,797	R$ 960,851
Provisions for labor, tax and civil contingencies	[2]	(321,936)	(661,743)	(653,686)
Other operating income expense excluding provisions recoveries and gain loss on disposals	[3]	59,634	204,266	281,732
Total		343,786	640,320	588,897
Other income		665,722	1,302,063	1,242,583
Other expenses		R$ (321,936)	R$ (661,743)	R$ (653,686)

[1]	For the years ended December 31, 2023 and 2022, includes tax credits, in the amounts of R$276,726 and R$396,723, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized tax credits of PIS and COFINS. The remaining balance refers to contractual fines and other tax credits. In 2023, R$260,198, referring to the net gain from negotiations with TowerCo, resulting from lease contracts arising from the acquisition of Garliava in 2022 (Note 20).
[2]	In 2024, includes: (i) R$386,392 referring to the reversal of regulatory provisions due to the Commitment Term Related to the Self-Composition Negotiations for Adaptation of STFC Concession Contracts to Authorization Instruments (Notes 1.b. and 20.); and (ii) R$26,546, referring to the reversal of expenses of provisions for legal claims due to the adhesion to tax amnesty programs in the States of SP and PR (Note 20).
[3]	In 2023, includes R$244,229 related to the reversal of part of the remaining 50% resulting from the agreement regarding the Post-Closing Adjustment between the Company and Oi. S.A. – In Judicial Recovery. It also includes the amounts of net gains on the sale of assets (real estate, scrap, etc.) and expenses with taxes on other operating income.